Options and Warrants (Details) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2023	Feb. 01, 2022	Nov. 05, 2021	Nov. 03, 2021	Jan. 21, 2022	Apr. 30, 2023	Jan. 31, 2023	Jan. 31, 2022	Mar. 07, 2023	Nov. 01, 2021	Oct. 31, 2021	Oct. 25, 2021	Oct. 05, 2021	Jan. 31, 2021
Options and Warrants (Details) [Line Items]
Exercise price					190,751		25,000			408,333
Additional share	233,333	233,333
Common stock reserved			408,333	408,333
Remaining shares						374,664	171,331
Purchase shares							279,584	279,584
Purchase shares (in Dollars per share)					$ 4.58	$ 3.975
Options issued (in Dollars)							$ 732,130	$ 732,130
Dividend rate						0.00%	0.00%
Volatility rate					162.69%	143.54%
Risk free interest rate (in Dollars)					$ 1.01	$ 4.5
Fair value of the options issued for services					532,832			11,667			17,381	28,749		457,795
Expected term					1 year 6 months	1 year 6 months
Issued warrants									30,000
Exercisable warrants (in Dollars per share)						$ 4							$ 5.36
Expire years						5 years
Expire year						3 years	3 years
Options issued (in Dollars)						$ 75,030
Chief Financial Officer [Member]
Options and Warrants (Details) [Line Items]
Exercise price								87,500
Executive officers [Member]
Options and Warrants (Details) [Line Items]
Purchase shares (in Dollars per share)							$ 3.59	$ 3.59
Director [Member]
Options and Warrants (Details) [Line Items]
Purchase shares (in Dollars per share)							$ 4.5	$ 4.5
Black-Scholes [Member]
Options and Warrants (Details) [Line Items]
Purchase shares (in Dollars per share)					$ 4.16	$ 30,000
Dividend rate							0.00%	0.00%
Expected term							1 year 6 months	1 year 6 months
Risk free interest rate (in Dollars)							$ 3	$ 3
Black-Scholes [Member] | Minimum [Member]
Options and Warrants (Details) [Line Items]
Volatility rate							152.10%	152.10%
Black-Scholes [Member] | Maximum [Member]
Options and Warrants (Details) [Line Items]
Volatility rate							174.45%	174.45%